Statement to Certificateholder

	Distribution Information			Deal Information

	1. Distribution Summary			Deal Name:	Residential Accredit Loans Inc, 2007-QH8

	2. Factor Summary			Asset Type:	Mortgage Asset-Backed Pass-Through Certificates

3. Components Information
				Closing Date:	09/07/2007
4. Interest Summary

				First Distribution Date:	09/25/2007

5. Other Income Detail
				Determination Date:	10/23/2007

	6. Interest Shortfalls, Compensation and Expenses			Distribution Date:	10/25/2007

Record Date:
	7. Prepayment Interest and Basis Risk/Net WAC Shortfall Amounts		(Not Applicable)
				Book-Entry:	10/24/2007

	8. Collateral Summary			Definitive:	09/28/2007

9. Repurchase Information

10. Loan Status Report (Delinquencies)
				Trustee:	Deutsche Bank Trust Company Americas
11. Deal Delinquencies (30 Day Buckets)

				Main Telephone:	714-247-6000
12. Loss Mitigation and Servicing Modifications

GMAC-RFC
13. Losses and Recoveries

				Bond Administrator:	Nicholas Gisler
	14. Credit Enhancement Report	(Not Applicable)

				Telephone:	818-260-1628
15. Distribution Percentages

				Pool(s) :	40563
	16. Overcollateralization Summary	(Not Applicable)

17. Excess Cash Flow, Overcollateralization Provisions and Derivative Amounts
(Not Applicable)

18. Performance Tests

	19. Lender Paid Mortgage Insurance	(Not Applicable)

20. Comments

10/29/2007	3:51:49PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors			Page 1 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QH8

October 25, 2007

1. Distribution Summary

Class	CUSIP		Original Face Value	Beginning Notional / Principal Balance	Pass - Through Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Loss	Interest Loss	Deferred Interest	Ending Notional/ Principal Balance (1)-(3)-(6)+(8)=(9)

				(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)

A	74924EAA5	491,164,900.00		491,068,304.20	6.28992351	1,193,626.95	2,573,985.06	3,767,612.01	0.00	0.00	0.00	489,874,677.25

			1	1									1
X	74924EAJ6	560,051,716.65		0.00	0.98013801	0.00	457,360.49	457,360.49	0.00	0.00	0.00	0.00

R-I	74924EAK3	50.00		0.00	6.28992350	0.00	0.00	0.00	0.00	0.00	0.00	0.00

R-II	74924EAL1	50.00		0.00	6.28992350	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-1	74924EAB3	22,122,300.00		22,122,100.10	6.28992326	0.00	115,955.26	115,955.26	0.00	0.00	0.00	22,122,100.10

M-2	74924EAC1	16,521,600.00		16,521,450.71	6.28992319	0.00	86,598.88	86,598.88	0.00	0.00	0.00	16,521,450.71

M-3	74924EAD9	10,641,000.00		10,640,903.85	6.28992320	0.00	55,775.39	55,775.39	0.00	0.00	0.00	10,640,903.85

P	74924EAH0	0.00		0.00	0.00000000	0.00	30,407.85	30,407.85	0.00	0.00	0.00	0.00

B-1	74924EAE7	5,880,500.00		5,880,446.86	6.28992403	0.00	30,822.97	30,822.97	0.00	0.00	0.00	5,880,446.86

B-2	74924EAF4	6,160,600.00		6,160,544.33	6.28992406	0.00	32,291.13	32,291.13	0.00	0.00	0.00	6,160,544.33

B-3	74924EAG2	7,560,716.65		7,560,648.33	6.28992408	0.00	39,629.92	39,629.92	0.00	0.00	0.00	7,560,648.33

Deal Totals		560,051,716.65		559,954,398.38		1,193,626.95	3,422,826.95	4,616,453.90	0.00	0.00	0.00	558,760,771.43

10/29/2007	3:51:49PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 2 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QH8

October 25, 2007

2. Factor Summary
Amount /Original Amount per $1000 unit)

Class	CUSIP	Beginning Notional/ Principal Balance Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Deferred Interest Factor	Interest Shortfall Factor	Ending Notional/ Principal Balance Factor

A	74924EAA5	999.80333326	2.43019595	5.24057208	7.67076803	0.00000000	0.00000000	997.37313731

X	74924EAJ6	0.00000000	0.00000000	0.81663974	0.81663974	0.00000000	0.00000000	0.00000000

R-I	74924EAK3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

R-II	74924EAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

M-1	74924EAB3	999.99096387	0.00000000	5.24155535	5.24155535	0.00000000	0.00000000	999.99096387

M-2	74924EAC1	999.99096395	0.00000000	5.24155530	5.24155530	0.00000000	0.00000000	999.99096395

M-3	74924EAD9	999.99096420	0.00000000	5.24155530	5.24155530	0.00000000	0.00000000	999.99096420

P	74924EAH0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

B-1	74924EAE7	999.99096335	0.00000000	5.24155599	5.24155599	0.00000000	0.00000000	999.99096335

B-2	74924EAF4	999.99096354	0.00000000	5.24155602	5.24155602	0.00000000	0.00000000	999.99096354

B-3	74924EAG2	999.99096382	0.00000000	5.24155604	5.24155604	0.00000000	0.00000000	999.99096382

Deal Factor :	99.76949536%

3. Component Level Reporting

Component	Original Face Value		Beginning Notional/ Principal Balance		Pass-Through Rate	Principal Distribution	Interest Distribution	Total Distribution	Principal Loss	Interest Loss	Deferred Interest	Ending Notional/ Principal Balance
X-IO	560,051,716.65	1	559,954,398.38	1	0.98013800	0.00	457,360.49	457,360.49	0.00	0.00	0.00	558,760,771.43	1	1.00

X-PO	0.00		0.00		0.00000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00		0.00

Class Totals:	0.00		0.00			0.00	457,360.49	457,360.49	0.00	0.00	0.00	558,760,771.43
1.Notional Balance

10/29/2007	3:51:49PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 3 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QH8

October 25, 2007

4. Interest Summary
The following section only reports information for classes that have accrued interest for this distribution.

Class	Accrual Period		Accrual Methodology	Beginning Notional/Principal Balance		Pass- Through Rate	Optimal Interest	Interest Loss	Deferred Interest	Interest Shortfall Amount	Other Income	Interest Distribution (1)-(2)-(3)- (4)+(5)=(6)	Accrued Certificate Interest Remaining Unpaid

	Start	End					(1)	(2)	(3)	(4)	(5)	(6)
A	09/01/2007	09/30/2007	30/360	491,068,304.20		6.28992351	2,573,985.06	0.00	0.00	0.00	0.00	2,573,985.06	0.00

X	09/01/2007	09/30/2007	30/360	0.00	1	0.98013801	457,360.49	0.00	0.00	0.00	0.00	457,360.49	0.00

M-1	09/01/2007	09/30/2007	30/360	22,122,100.10		6.28992326	115,955.26	0.00	0.00	0.00	0.00	115,955.26	0.00

M-2	09/01/2007	09/30/2007	30/360	16,521,450.71		6.28992319	86,598.88	0.00	0.00	0.00	0.00	86,598.88	0.00

M-3	09/01/2007	09/30/2007	30/360	10,640,903.85		6.28992320	55,775.39	0.00	0.00	0.00	0.00	55,775.39	0.00

P	09/01/2007	09/30/2007	30/360	0.00		0.00000000	0.00	0.00	0.00	0.00	30,407.85	30,407.85	0.00

B-1	09/01/2007	09/30/2007	30/360	5,880,446.86		6.28992403	30,822.97	0.00	0.00	0.00	0.00	30,822.97	0.00

B-2	09/01/2007	09/30/2007	30/360	6,160,544.33		6.28992406	32,291.13	0.00	0.00	0.00	0.00	32,291.13	0.00

B-3	09/01/2007	09/30/2007	30/360	7,560,648.33		6.28992408	39,629.92	0.00	0.00	0.00	0.00	39,629.92	0.00

Deal Totals				559,954,398.38			3,392,419.10	0.00	0.00	0.00	30,407.85	3,422,826.95	0.00

Net Deferred Interest: $0.00

5. Other Income Detail

Class	Prepayment Charges

P
30,407.85

Deal Totals	30,407.85

10/29/2007	3:51:49PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 4 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QH8

October 25, 2007

6. Interest Shortfalls, Compensation and Expenses

	Current Prepayment Interest Shortfall Amount	Compensating Interest	Net Prepayment Interest Shortfall Amount (1) - (2)=(3)	Civil Relief Act	Civil Relief Act	Compensation		Advances		Allowable Expenses per	Non - Recoverable Advances

	(1)	(2)	(3)			Subservicer	Master	Subservicer	Master

Deal Totals	5,581.23	5,581.23	0.00	0	0.00	174,771.85	0.00	91,642.98	0.00	0.00	0.00

10/29/2007	3:51:49PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 5 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QH8

October 25, 2007

8. Collateral Summary

A. Loan Count and Balances

			Original Loan Count/ Scheduled Principal Balance	Beginning Loan Count/ Scheduled Principal Balance		Scheduled Principal	Curtailments	Payoffs	Matured Loans	Repurchases	Beginning Aggregate Scheduled Principal Balance of Liquidations/ Charge-offs	Ending Loan Count/Scheduled Principal Balance

Deal Totals	Count		1,454	1,452		N/A	285	8	0	0	0	1,444

	Balance/Amount		560,051,716.65	559,954,398.38	-1,472,348.51		237,988.44	2,427,987.02	N/A	0.00	0.00	558,760,771.43

B. Weighted Averages

	Beginning Weighted Average Gross Mortgage Rate	Ending Weighted Average Gross Mortgage Rate	Ending Weighted Average Remaining Amortization Term	Ending Weighted Average Months to Maturity	Beginning Weighted Average Net Mortgage	Ending Weighted Average Net Mortgage	Beginning Weighted Average Unmodified Net Mortgage	Net Weighted Average Cap Rate	Weighted Average Net Rate

Deal Totals
	7.64506150	7.64519543	357.41	357.41	7.27006150	7.27019543	7.27006150	N/A	N/A

C. Constant Prepayment Rate

	1 Month CPR		3 Month CPR	6 Month CPR		12 Month CPR		Life CPR

Deal Totals	5.55%							4.33%

Net WAC Cap Rate: 6.28992% Adjusted Net WAC Rate: 7.27006%

10/29/2007	3:51:49PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 6 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QH8

October 25, 2007

9. Repurchases

		Breaches Of Representations	ARM Conversions	Optional Repurchases of Defaulted Loans	Others	Total (1)+(2)+(3)+(4)=(5)
		(1)	(2)	(3)	(4)	(5)

	Count	0	0	0	0	0
Deal Totals

	Scheduled Balance	0.00	0.00	0.00	0.00	0.00

10. Loan Status Report
			Delinquency Calculation Method: Mortgage Bankers Association

	Current / Delinquent		Bankruptcy		Foreclosure		REO				Total
Deal Totals

	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Actual Balance	Count	Scheduled Balance

Current	1,383	532,763,434.27	0	0.00	0	0.00	0	0.00	0.00	1,383	532,763,434.27

30 days	55	23,793,868.98	0	0.00	0	0.00	0	0.00	0.00	55	23,793,868.98

60 days	6	2,203,468.18	0	0.00	0	0.00	0	0.00	0.00	6	2,203,468.18

90 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

120 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

150 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

180 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

181+ days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

Total	1,444	558,760,771.43	0	0.00	0	0.00	0	0.00	0.00	1,444	558,760,771.43

Current	95.78%	95.35%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	95.78%	95.35%

30 days	3.81%	4.26%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.81%	4.26%

60 days	0.42%	0.39%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.42%	0.39%

90 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

120 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

150 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

180 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

181+ days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Total	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	100.00%	100.00%

10/29/2007	3:51:49PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 7 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QH8

October 25, 2007

11. Delinquency Data

	Totals			Totals			Totals			Totals			Totals
	Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance

	55	23,793,868.98		0	0.00		0	0.00		0	0.00		0	0.00
1 Month			13 Months			25 Months			37 Months			49 Months

	3.81%	4.26%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	6	2,203,468.18		0	0.00		0	0.00		0	0.00		0	0.00
2 Months			14 Months			26 Months			38 Months			50 Months

	0.42%	0.39%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
3 Months			15 Months			27 Months			39 Months			51 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
4 Months			16 Months			28 Months			40 Months			52 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
5 Months			17 Months			29 Months			41 Months			53 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
6 Months			18 Months			30 Months			42 Months			54 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
7 Months			19 Months			31 Months			43 Months			55 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

										0	0.00
	0	0.00		0	0.00		0	0.00					0	0.00

8 Months			20 Months			32 Months			44 Months			56 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
9 Months			21 Months			33 Months			45 Months			57 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
10 Months			22 Months			34 Months			46 Months			58 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

								0.00			0.00
	0	0.00		0	0.00		0			0			0	0.00

11 Months			23 Months			35 Months			47 Months			59 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
12 Months			24 Months			36 Months			48 Months			60+ Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

10/29/2007	3:51:49PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 8 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QH8

October 25, 2007

12. Loss Mitigation and Servicing Modifications

		Current		1 Payment		2 Payments		3+ Payments		Foreclosure		REO		Total

	Modification Type	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance

	Capitalizations	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

Deal Totals
	Other
		0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

			Payoffs							Repurchases				Liquidations					Total

		Current Month				Cumulative				Current Month		Cumulative		Current Month		Cumulative			Current Month		Cumulative
Modification Type

		Count		Scheduled Balance		Count	Scheduled Balance		Count		Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count		Scheduled Balance	Count	Scheduled Balance

Deal Totals	Capitalizations		0	0.00		0		0.00		0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00

	Other Modifications

		0	0.00		0		0.00		0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00

10/29/2007	3:51:49PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 9 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QH8

October 25, 2007

13. Losses and Recoveries
A. Current Cycle Realized Losses

	Current Period Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

	Loss Count	0	0	0	0	0

	Beginning Aggregate Scheduled Balance	0.00	0.00	0.00	0.00	0.00
Deal Totals

	Principal Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Interest Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Total Realized Loss	0.00	0.00	0.00	0.00	0.00

B. Cumulative Realized Losses

	Cumulative Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

Deal Totals	Loss Count	0	0	0	0	0

	Total Realized Loss	0.00	0.00	0.00	0.00	0.00

C. Subsequent Recoveries

	Subsequent Recoveries	Current Period		Cumulative

	Subsequent Recoveries Count		0	0

	Subsequent Recoveries		0.00	0.00
Deal Totals

	Net Loss 1		0.00	0.00

	Net Loss % 2		0.00%	0.00%

1 Total Realized Loss less Subsequent Recoveries
2 Net Loss % of Original Balance

10/29/2007	3:51:49PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 10 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QH8

October 25, 2007

D. Default Percentages

Default Loss Percentage	1 Month	3 Months	6 Months	12 Months	Life of Deal

Monthly Default Rate	0.00%				0.00%

Constant Default Rate	0.00%				0.00%

1-Month MDR (Current Month) = SUM(Beginning Scheduled balances of liquidating loans) / [SUM(Beginning Scheduled loan balances)- SUM(Scheduled Principal payments)]
m-Month = 3, 6, 12, months or the life of deal to date
m-Month MDR(over m months in period where n is current month)= 1-[(1-MDRn-m+1) * (1-MDRn-m+2) *.* (1-MDR n-1) * (1-MDRn)]^(1/m)
CDRm = 1- [(1- MDRm)^12],where m is number of months in period

15. Distribution Percentages

	Beginning Current Super	Beginning Current	Beginning Current	Beginning Current Senior

	0.00000000%	0.00000000%	87.69790998%	100.00000000%

	Ending Percentage

M-1	3.95069673%

M-2	2.95049932%

M-3	1.90031615%

Class M Total:	8.80151220%

B-1	1.05016531%

B-2	1.10018679%

B-3	1.35022572%

Class B Total:	3.50057782%

Ending Percentage uses Beginning Certificate Principal Balance

10/29/2007	3:51:49PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 11 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QH8

October 25, 2007

18. Performance Tests

Current Distribution Date >= Target Distribution

Current Distribution Date >= Target Distribution Date	False

Current Senior Pct > Initial Senior Percent

Current Senior Percentage > Original Senior Percentage	False

60+ Dlq Avg Loan Balance / Subordinate Balance

Dlq Average Loan Balance / Class M and B balance Test	True

Aggregate Realized Loss Pct < Scheduled Loss Pct

Aggregate Realized Loss Test	True

Sr. Accel. % Trigger - 1st Trigger Event

1st Senior Accelerated Stepdown Test	True

M-2, M-3, B-1, B-2, B-3 BegBal/PoolBal

Class M-2 Prepayment Distribution Trigger	False

M-3, B-1, B-2, B-3 BegBal/PoolBal

Class M-3 Prepayment Distribution Trigger	False

B-1, B-2, B-3 BegBal/PoolBal

Class B-1 Prepayment Distribution Trigger	False

B-2, B-3 BegBal/PoolBal

Class B-2 Prepayment Distribution Trigger	False

B-3 BegBal/PoolBal

Class B-3 Prepayment Distribution Trigger	False

10/29/2007	3:51:49PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 12 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2007-QH8

October 25, 2007

20. Comments

Comments:	Credit Support Depletion Date has not occured

ERISA Text:	Each beneficial owner of any Certificate (or any interest therein) which provides credit enhancement for any other Certificate and is available in book-entry form, including any such

Class M Certificate, shall be deemed to have represented, by virtue of its acquisition or holding of such Certificate (or interest therein), that either: a) it is not an employee benefit or other plan subject to the prohibited transaction provision of the Employee Retirement Income Security Act of 1974, as amended('ERISA'), or Section 4975 of the Internal Revenue
Code of 1986, as amended (a 'Plan'), or any other person (including an investment manager, a named fiduciary or a trustee of any Plan) acting, directly or indirectly, on behalf of purchasing any Certificate with 'plan assets' of any Plan; or b) (i) the transferee is an insurance company, (ii) the source of funds to be used by it to purchase the Certificates is an
'insurance company general account' (within the meaning of Department of Labor Prohibited Transaction Class Exemption ('PTCE') 95-60), and (iii) the conditions set forth in
Section I and III of PTCE 95-60 have been satisfied. Any purported beneficial owner of any such book-entry Certificate (or interest therein) to whom either (a) or (b) above does not apply shall indemnify and hold harmless the Company, the Trustee, the Master Servicer, any Subservicer, and the Trust Fund from and against any and all liabilities, claim, cost or expenses incurred by such parties as a result of its acquisition or holding of such Certificate.

10/29/2007	3:51:49PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 13 of 13

Statement To Certificateholder

Residential Accredit Loans, Inc. 2007-QH8

October 25, 2007

Cash Flow Received and Uses of Funds

Cash Flow Received	Amount

Principal and Interest Payments	4,580,464.81
Prepayment Premium	30,407.85
Liquidation and Insurance Proceeds	0.00
Subsequent Recoveries	0.00
Repurchase Proceeds	0.00
Other Deposits/Adjustments (including Derivative Payment)	5,581.23
Total Deposits	4,616,453.89

Uses of Funds	Amount

Transfer to Certificate Account	4,616,453.90
Reimbursed Advances and Expenses	0.00
Master Servicing Compensation	0.00
Derivative Payment	0.00
Total Withdrawals	4,616,453.90

Ending Balance	0.00

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix A